Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired Intangible Assets other than Goodwill and Weighted-Average Amortization Period

Intangible assets other than goodwill acquired during the fiscal year ended March 31, 2018 totaled 110,788 million yen, of which 110,781 million yen is subject to amortization, and are comprised of the following:

	Intangible assets acquired during the fiscal year	Weighted-average amortization period
	Yen in millions	Years
Patent rights, know-how and license agreements	16,003	4
Software to be sold, leased or otherwise marketed	16,066	3
Internal-use software	69,205	5
Other	9,507	7

Intangible Assets Subject to Amortization

Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2017		March 31, 2018
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Patent rights, know-how and license agreements	317,337	(251,401)	175,980	(142,724)
Customer relationships	37,289	(15,585)	18,881	(7,615)
Trademarks	31,630	(15,554)	16,310	(8,451)
Software to be sold, leased or otherwise marketed	117,897	(86,661)	123,269	(92,457)
Internal-use software	473,750	(310,408)	494,649	(315,516)
Music catalogs	218,321	(95,367)	207,789	(94,210)
Artist contracts	31,393	(29,001)	28,534	(27,650)
Television carriage contracts (broadcasting agreements)	74,780	(21,986)	74,258	(25,884)
Other	62,212	(46,624)	58,543	(47,586)

Total	1,364,609	(872,587)	1,198,213	(762,093)

Estimated Aggregate Amortization Expense for Intangible Assets

The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

Fiscal year ending March 31	Yen in millions
2019	89,924
2020	73,516
2021	56,485
2022	39,050
2023	27,982

Total Carrying Amount of Intangible Assets having Indefinite Life

Total carrying amount of intangible assets having an indefinite life are comprised of the following:

	Yen in millions
	March 31
	2017	2018
Trademarks	70,220	68,922
Distribution agreements	18,834	18,834
Other	3,109	3,292

Total	92,163	91,048

Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2017 and 2018 are as follows:

	Yen in millions
	G&NS	Music	Pictures	HE&S	IP&S	MC	Semiconductors	Financial Services	All Other	Total
Balance, March 31, 2016:
Goodwill — gross	152,293	162,078	221,517	5,320	8,637	179,331	49,621	3,020	31,536	813,353
Accumulated impairments	—	(306)	—	(5,320)	(300)	(176,045)	—	(706)	(24,386)	(207,063)

Goodwill	152,293	161,772	221,517	—	8,337	3,286	49,621	2,314	7,150	606,290

Increase (decrease) due to:
Acquisitions*1	—	7,689	29,363	—	—	—	—	61	—	37,113
Sales and dispositions	—	—	(60)	—	—	—	—	—	—	(60)
Impairments	—	—	(112,069)	—	—	—	—	—	—	(112,069)
Translation adjustments	(355)	(3,351)	(598)	—	(186)	—	(77)	—	(11)	(4,578)
Other	—	—	—	—	—	—	(1,475)	—	(2,683)	(4,158)

Balance, March 31, 2017:
Goodwill — gross	151,938	166,416	246,085	5,320	8,451	179,331	48,069	3,081	28,842	837,533
Accumulated impairments	—	(306)	(107,932)	(5,320)	(300)	(176,045)	—	(706)	(24,386)	(314,995)

Goodwill	151,938	166,110	138,153	—	8,151	3,286	48,069	2,375	4,456	522,538

Increase (decrease) due to:
Acquisitions	—	2,877	12,842	—	1,204	—	—	4,850	—	21,773
Sales and dispositions	—	(121)	—	—	—	—	—	—	—	(121)
Impairments	—	—	—	—	—	—	—	—	—	—
Translation adjustments	(1,332)	(3,472)	(6,583)	—	162	—	(1,072)	—	(85)	(12,382)
Other	—	—	—	—	—	—	(1,204)	—	(112)	(1,316)

Balance, March 31, 2018:
Goodwill — gross	150,606	165,700	246,620	5,320	9,817	179,331	45,793	7,931	27,912	839,030
Accumulated impairments	—	(306)	(102,208)	(5,320)	(300)	(176,045)	—	(706)	(23,653)	(308,538)

Goodwill	150,606	165,394	144,412	—	9,517	3,286	45,793	7,225	4,259	530,492

*1	Acquisitions for the fiscal year ended March 31, 2017 relate mainly to the TEN Sports Network acquisition in the Pictures segment. Refer to Note 24.